Other Non-Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Other Non-Current Assets

Other non-current assets consist of the following:

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Deferred costs	740	3,134	505
Deposits – long-term*	62,139	19,442	3,133
Others	23,968	30,316	4,887

	86,847	52,892	8,525

*	On June 21, 2011, the Group made interest-free financing deposits amounting to RMB23,608 to Changhai Hospital, for a robotic radiosurgery system. As at December 31, 2014, the outstanding balance was RMB18,346(US$2,957), in which the non-current balance amounted to RMB14,647 (US$2,361).